Interest expenses and similar charges (Tables)	12 Months Ended
Dec. 31, 2020
Interest expenses and similar charges
Schedule of the main items of interest expenses and similar charges

	2018	2019	2020

Deposits from credit institutions	7,420	9,041	12,400
Customer deposits	31,913	35,036	28,235
Marketable debt securities	4,244	5,398	5,756
Subordinated liabilities	1,610	1,597	1,767
Hedging financial derivatives	108	222	193
Other interest expenses	6,294	6,780	1,824
	51,589	58,074	50,175